Long-term interest bearing debt - Maturities of Outstanding Debt (Details) $ in Millions	Dec. 31, 2015 USD ($)
Debt Disclosure [Abstract]
December 31, 2016	$ 218.1
December 31, 2017	1,080.8
December 31, 2018	218.4
December 31, 2019	807.3
December 31, 2020	0.0
December 31, 2021	125.0
Total debt	$ 2,449.6